Goodwill (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)
Cost and Method Investments Details [Abstract]
Goodwill impairment	¥ 131,200,000	$ 20,600,000	¥ 7,300,000	$ 1,100,000
Shenzhen Kuxuanyou [Member]
Cost and Method Investments Details [Abstract]
Acquired percentage											100.00%	100.00%
Aggregate consideration											¥ 113,000,000	$ 16,500,000
Identifiable assets acquired											¥ 87,908,370	$ 13,472,754
Impairment loss	87,913,368				$ 13,788,818
Shenzhen Yidian [Member]
Cost and Method Investments Details [Abstract]
Acquired percentage											100.00%	100.00%
Aggregate consideration											¥ 168,000,000	$ 24,500,000
Identifiable assets acquired			137,060,340			$ 21,005,738
Shenzhen Yitian [Member]
Cost and Method Investments Details [Abstract]
Acquired percentage											100.00%	100.00%
Aggregate consideration											¥ 192,000,000	$ 28,000,000
Identifiable assets acquired											¥ 160,990,256	$ 24,673,214
Impairment loss									¥ 68,000,000	$ 10,421,615
Skystar [Member]
Cost and Method Investments Details [Abstract]
Acquired percentage							100.00%	100.00%
Aggregate consideration							¥ 58,450,000	$ 9,000,000
Identifiable assets acquired							¥ 32,057,115	$ 4,913,042
Impairment loss	24,823,549		¥ 7,276,957		3,893,463
Fe-da Electronics [Member]
Cost and Method Investments Details [Abstract]
Acquired percentage			100.00%			100.00%
Aggregate consideration			¥ 104,646,044			$ 15,300,000
Identifiable assets acquired			¥ 53,099,316			$ 8,137,951,000,000
Impairment loss	¥ 18,457,742				$ 2,895,014
Shanghai Guoyu [Member]
Cost and Method Investments Details [Abstract]
Acquired percentage	100.00%				100.00%
Aggregate consideration	¥ 20,000,000				$ 3,100,000
Identifiable assets acquired	¥ 13,283,750				$ 2,000,000